Stockholders' Deficit and Capitalization	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Deficit and Capitalization

5. Stockholders’ Deficit and Capitalization

Common Stock

On November 14, 2018, the Company amended its articles of incorporation to increase the number of authorized shares of common stock available for issuance to 500,000,000.

Emerald Financing

On January 19, 2018, the Company entered into a Securities Purchase Agreement pursuant to which the Company sold to Emerald Health Sciences 15,000,000 shares of common stock and a warrant to purchase 20,400,000 shares of common stock at an exercise price of $0.10 for aggregate gross proceeds of $1,500,000 (the “Emerald Financing”). This transaction also resulted in the conversion of the $900,000 Convertible Promissory Note (See Note 4). As part of the transaction, the Company’s Board members, with the exception of Dr. Brian Murphy, the Company’s CEO/CMO, tendered their resignation and Emerald Health Sciences appointed two new nominees to the Board. The Securities Purchase Agreement also provides that in the case of a subsequent financing in which the purchase price is less than $0.10 per share, Emerald Health Sciences shall be issued additional shares in order to protect against anti-dilution.

The second closing under the Emerald Financing occurred on February 16, 2018, pursuant to which the Company issued and sold to Emerald Health Sciences 15,000,000 shares of the Company’s common stock, and a warrant to purchase 20,400,000 shares of common stock at an exercise price of $0.10 per share for a term of five years. In addition, an accredited investor purchased 2,500,000 shares of common stock and a warrant to purchase 3,400,000 shares of common stock at an exercise price of $0.10 per share for a term of five years. The Company received aggregate gross proceeds of $1,750,000 from the second closing. In connection with the private placement, the Company incurred issuance costs of $154,092, of which $137,192 was allocated to the warrant liability and expensed during the period and $16,900 was recorded as a reduction to additional paid in capital from the issuance of common stock.

Preferred Stock

The Company has 20,000,000 authorized shares of preferred stock, with a par value of $0.001 per share. As of June 30, 2019, there were no shares of preferred stock issued and outstanding.

During the six months ended June 30, 2018, all remaining Preferred Series B, D, and F shares that were previously issued and outstanding were converted to common stock.

5. Stockholders’ Deficit and Capitalization

Common Stock

On November 14, 2018, the Company amended its articles of incorporation to increase the number of authorized common shares available for issuance to 500,000,000.

Emerald Financing

On January 19, 2018, the Company entered into a Securities Purchase Agreement in which the Company sold to Emerald 15,000,000 shares of common stock and a warrant to purchase 20,400,000 shares of common stock at an exercise price of $0.10 for aggregate gross proceeds of $1,500,000 (“the Emerald Financing”). This transaction also resulted in the conversion of the $900,000 Secured Convertible Promissory Note (Note 4). As part of the transaction, the Company’s Board members, with the exception of Dr. Brian Murphy, the Company’s CEO/CMO, tendered their resignation and Emerald appointed two new nominees to the Board. The Securities Purchase Agreement also provides that in the case of a subsequent financing in which the purchase price is less than $0.10 per share, Emerald shall be issued additional shares in order to protect against anti-dilution.

The second closing under the Emerald Financing occurred on February 16, 2018, pursuant to which Nemus issued and sold to Emerald 15,000,000 shares of Nemus’ common stock, and a warrant to purchase 20,400,000 shares of Common Stock at an exercise price of $0.10 per share for a term of five years. In addition, an accredited investor purchased 2,500,000 shares of common stock and a warrant to purchase 3,400,000 shares of common stock at an exercise price of $0.10 per share for a term of five years. The Company received aggregate gross proceeds of $1,750,000 from the second closing. In connection with the private placement, the Company incurred issuance cost of $154,092 of which $137,192 were allocated to the warrant liability and expensed during the period and $16,900 were recorded as a reduction to APIC from the issuance of common stock.

Conversion of Preferred Stock

During the years ended December 31, 2018 and 2017, all remaining Preferred Series B, C, D, and F shares were converted to common stock as follows (see “Preferred Stock” below for additional information):

•	For the years ended December 31, 2018 and 2017, 2,833.55 and 1,197.45 shares of Series B Preferred stock were converted resulting in the issuance of 28,385,000 and 5,910,666 shares of common stock.

•	For the year ended December 31, 2017, 386 shares of a Series C Preferred stock outstanding were converted resulting in the issuance of 1,544,000 shares of common stock at an effective price of $0.25 per share.

•	For the years ended December 31, 2018 and 2017, 200 and 1,000 shares of Series D Preferred stock were converted resulting in the issuance of 2,000,000 and 4,000,000 shares of common stock.

•	For the year ended December 31, 2018, 2,000 shares of Series F Preferred stock were converted resulting in the issuance of 20,000,000 shares of common stock.

Warrant Exercises

During the year ended December 31, 2018, the Series B warrant holders exercised warrants with an intrinsic value of $1,514,175 which resulted in the issuance of 5,218,750 shares of common stock.

Stock Issued for Services

In March 2017, the Company issued 605,000 shares of common stock with par value of $0.001 to a third party in exchange for advisory services performed related to raising additional capital. The Company recorded $187,550 as general and administrative expense for the first quarter of 2017 to reflect the fair market value of the common stock issued. The fair market value was determined utilizing the Company’s closing stock price as of the approval date of the advisory fee by the Company’s Board of Directors.

Preferred Stock

The Company has authorized 20,000,000 shares of preferred stock with a par value of $0.001 per share.

As of December 31, 2018, all of the Redeemable Convertible Series B and Convertible Series C, D and F Preferred Stock were fully converted, as disclosed above under “Common Stock” and is no longer outstanding. A description of each Series of the Preferred Stock outstanding as of December 31, 2017 is as follows:

Redeemable Convertible Series B Preferred Stock:

In August 2015, the Company sold 5,000 shares of Series B Convertible Preferred Stock and warrants to purchase 6,250,000 shares of the Company’s common stock for an aggregate purchase price of $1,000 per share resulting in gross proceeds of $5.0 million. Each share of preferred stock was convertible into 1,250 shares of common stock which resulted in an effective conversion price of $0.80 per common share and could be converted by the holder at any time. The Series B Preferred Stock also had a “down-round” protection feature provided to the investors if the Company subsequently issued or sold any shares of common stock, stock options, or convertible securities at a price less than the conversion price of $0.80 per common share. The conversion price was automatically adjustable down to the price of the instrument being issued. On November 1, 2017, as a result of the Series F Preferred Stock Agreement, the conversion price of the Series B Preferred Stock was reset from $0.25 per share to $0.15 per share. On December 28, 2017 as a result of entering into the Secured Convertible Promissory Note, the Series B Preferred Stock conversion price was reset to $0.10 per share. The Series B Preferred Stock had a liquidation preference over other preferred shares and common stock and had voting rights equal to the number of common shares into which each holder’s preferred stock was convertible as of the record date. If dividends were declared on the common stock, the holders of the preferred stock were entitled to participate in such dividends on an as-if converted basis.

In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, Series B Preferred stockholders would have received an amount per share equal to the conversion price of $0.10, subject to down-round adjustment, multiplied by the as-if converted share amount of 28,335,500 common shares, totaling $2,833,550 as of December 31, 2017. If upon the liquidation, the assets are insufficient to permit payments to the Series B holders, all assets legally available would be distributed in a pro rata basis among the Series B holders in proportion to the full amounts they would otherwise be entitled to receive. Any remaining assets would be distributed pro rata among the common stockholders.

Subject to certain trigger events occurring, the Series B Preferred stockholders had the right to force the Company to redeem the shares of preferred stock at a price per preferred share equal to the greater of (A) 115% of the conversion amount and (B) the product of (1) the conversion rate in effect at such time and (2) the greatest closing sale price of the Common Stock during the period beginning on the date immediately preceding such triggering event and ending on the date such holder delivers the notice of redemption. Such triggering events include:

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Failure of the Series B Registration Statement to be declared effective by the Securities and Exchange Commission, or the SEC, on or prior to the date that is ninety days after the Effectiveness Deadline;

•	Suspension of the Company’s common stock from trading for a period of (2) consecutive trading days;
•	Failure of the Company to deliver all the shares of the common stock or make the appropriate cash payments in a timely manner upon conversion of the Series B Preferred;
•	Any default of indebtedness;
•	Any filing of voluntary or involuntary bankruptcy by the Company;
•	A final judgment in excess of $100,000 rendered against the Company;
•	Breach of representations and warranties in the Stock Purchase Agreement; and
•	Failure to comply with the Series B Certificate of Designation or Rule 144 requirements.

As certain of these triggering events are considered to be outside the control of the Company, the Series B Preferred Stock was considered to be contingently redeemable and as a result, was classified as mezzanine equity in the Company’s balance sheet.

During 2018, 2,833.5 shares of Series B Preferred stock with an effective conversion price of $0.10 were converted at a rate of 10,000:1, resulting in the issuance of 28,335,000 shares of common stock. During 2018, 0.05 shares of Series B Preferred stock with an effective conversion price of $0.001 were converted at a rate of 1,000,000:1, resulting in the issuance of 50,000 shares of common stock.

From January 1, 2017 through October 31, 2017, 777.125 shares of Series B Preferred stock with an effective conversion price of $0.25 were converted at a rate of 4000:1, resulting in the issuance of 3,108,500 shares of common stock. From November 1, 2017 through December 28, 2017, 420.325 shares of Series B Preferred stock with an effective conversion price of $0.15 were converted at a rate of 6666.67:1, resulting in the issuance of 2,802,166 shares of common stock.

Convertible Series D Preferred Stock:

In January 2017, the Company sold 1,200 shares of Series D convertible preferred stock with a purchase price of $1,000 per share for gross proceeds of $1,200,000 to a healthcare investment fund and other private investors under the Series D Preferred Stock Agreement. Each share of Series D Preferred Stock was convertible into 4,000 shares of common stock and had and initial effective conversion price of $0.25 per common share. On November 1, 2017, as a result of the Series F Preferred Stock Agreement, the conversion price of the Series D Preferred Stock was reset from $0.25 to $0.15 per share. On December 28, 2017 as a result of entering into a Secured Convertible Promissory Note, the Series D Preferred Stock conversion price was reset to $0.10 per share. As part of the terms of the Series D Preferred Stock Agreement, the Company entered into a Registration Rights Agreement with the purchasers to file a registration statement to register for resale the shares of common stock underlying the preferred shares within 30 days following the closing of the agreement. The Series D Convertible Preferred Stock was convertible into common stock at any time at the election of the investor. The terms of the Series D Convertible Preferred Stock were as follows:

•

Dividends: Except for stock dividends or other distributions payable in shares of common stock, for which adjustments are to be made to the conversion price, as described below, the stockholder shall was entitled to receive dividends on preferred stock equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends actually paid on shares of the common stock. No other dividends were payable on the preferred stock.

•

Conversion: The preferred stock could be converted at any time, at the option of the holder, into shares of common stock at the effective conversion price per share (“Series D Conversion Price”). The Series D Conversion Price would be adjusted for customary structural changes such as stock splits or stock dividends. In the event that the Company entered into a merger, consolidation or transaction of a similar effect, the Series D stockholder would be entitled to receive, upon conversion of the preferred stock, the number of shares of common stock of the successor or acquiring corporation of the Company, if it was the surviving corporation, and any additional consideration that would have been received by a holder of the number of shares of common stock into which the preferred stock was convertible immediately prior to such event.

•

Down-Round Protection: The Series D Conversion Price was also subject to “down-round” anti-dilution adjustment which means that if the Company sells common stock or common stock equivalents at a price below the Series D Conversion Price, the Series D Conversion Price would be reduced to an amount equal to the issuance price of such additional shares of common stock or common stock equivalents.

•	Voting Rights: Except as required by law, the Series D Preferred Stock did not have voting rights.
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Most Favored Nation Provision: If there was a subsequent financing, the Series D stockholder could have elected to exchange its Series D Preferred Stock for the security issued on a dollar for dollar basis.

•	Participation Rights: For a twelve month period from the date of the financing, the Series D investors had the right to participate in subsequent financings up to fifty percent of such financing.
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Liquidation Provision: In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Series D Preferred stockholder receives an amount per share equal to the Series D Conversion Price, subject to down-round adjustment, multiplied by the as-if converted share amount. If upon the liquidation, the assets are insufficient to permit payments to the Series C and Series D holders, all assets legally available will be distributed to the Series B Preferred stockholders and then any remaining amount is distributed on a pro rata basis among the Series C and Series D holders in proportion to the full amounts they would otherwise be entitled to receive. Any remaining assets are distributed pro rata among the common stockholders.

The Series D stock had a liquidation preference over common stock. In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, Series D Preferred stockholders would have received an amount per share equal to the conversion price of $0.10, subject to down-round adjustment, multiplied by the as-if converted share amount of 2,000,000 common shares, totaling $200,000 as of December 31, 2017.

The Company also considered the classification of the Series D Preferred Stock Agreement, the Series D Preferred Stock was considered contingently redeemable and as a result, was classified as mezzanine equity in the Company’s balance sheet because the Most Favored Nation provision is a redemption feature that is outside the control of the Company.

At the date of the financing, because the effective conversion rate of the preferred stock was less than the market value of the Company’s common stock, a beneficial conversion feature of $536,000 was recorded as a discount to the preferred stock and an increase to additional paid in capital. Because the preferred stock is perpetual, in January 2017, the Company fully amortized the discount related to the beneficial conversion feature on the deemed dividend in the consolidated statement of operations.

For the year ended December 31, 2018, 200 shares of Series D Preferred stock with an effective conversion price of $0.10 were converted at a rate of 10,000:1, resulting in the issuance of 2,000,000 shares of common stock.

For the year ended December 31, 2017, 1,000 shares of Series D Preferred stock with an effective conversion price of $0.25 were converted at a rate of 4000:1, resulting in the issuance of 4,000,000 shares of common stock.

Convertible Series F Preferred Stock:

In November 2017, the Company sold 2,000 shares of Series F convertible preferred stock with a purchase price of $1,000 per share for gross proceeds of $2,000,000 to a healthcare fund under the Series F Preferred Stock Agreement. Each share of Series F Preferred Stock was initially convertible into 6,666.67 shares and had an initial conversion price of $0.15 per common share. On December 28, 2017, as a result of entering into a Secured Convertible Promissory Note (See Note 4), the conversion price of the Series F Preferred Stock was reset to $0.10. As part of the terms of the Series F Preferred Stock Agreement, the Company entered into a Registration Rights Agreement with the purchaser to file a registration statement to register for resale the shares of common stock underlying the preferred shares within 30 days following the closing of the agreement. Each share of Series F Preferred Stock was convertible into common stock at any time at the election of the investor. The terms of the Series F Convertible Preferred Stock were as follows:

•	Dividends: Except for stock dividends or other distributions payable in shares of common stock, for which adjustments are to be made to the conversion price, as described below, the stockholder was entitled to receive dividends on preferred stock equal to (on an as-if-converted-to-common-stock basis) and in the same form as dividends actually paid on shares of the common stock. No other dividends were payable on the preferred stock.
•	Conversion: The preferred stock was convertible at any time, at the option of the holder, into shares of common stock at the effective conversion price per share (“Series F Conversion Price”). The Series F Conversion Price was adjustable for customary structural changes such as stock splits or stock dividends. In the event that the Company entered into a merger, consolidation or transaction of a similar effect, the Series F stockholder would have been entitled to receive, upon conversion of the preferred stock, the number of shares of common stock of the successor or acquiring corporation of the Company, if it is the surviving corporation, and any additional consideration that would have been received by a holder of the number of shares of common stock into which the preferred stock is convertible immediately prior to such event.
•	Down-Round Protection: The Series F Conversion Price was also subject to “down-round” anti-dilution adjustment which means that if the Company sold common stock or common stock equivalents at a price below the Series F Conversion Price, the Series F Conversion Price was reduced to an amount equal to the issuance price of such additional shares of common stock or common stock equivalents.
•	Voting Rights: Except as required by law, the Series F Preferred Stock did not have voting rights.
•	Discretionary Redemption Provision: If there was a subsequent transaction that resulted in a change in control, the Series F stockholder may have required the Company to redeem the shares for the sum of 150% of the aggregate stated valued of the Series F Shares and all liquidated damages. However, if net proceeds from the triggering transaction are less than $6 million then the redemption amount shall equal 50% of the total proceeds of such transaction.
•	Participation Rights: For an eighteen-month period from the date of the financing, the Series F investors had the right to participate in subsequent financings up to fifty percent of such financing.
•	Liquidation Provision: In the event of any liquidation, dissolution or winding up of the Company, either voluntary or involuntary, the Series F stockholder had no liquidation preference.

Subject to certain trigger events occurring, the Series F Preferred stockholders had the right to force the Company to redeem the shares of preferred stock at a price per preferred share equal to the greater of (A) 130% of the conversion amount and (B) the product of (1) the conversion rate in effect at such time and (2) the greatest closing sale price of the Common Stock during the period beginning on the date immediately preceding such triggering event and ending on the date such holder delivers the notice of redemption. Such triggering events included:

•	Failure of the Series F Registration Statement to be declared effective by the Securities and Exchange Commission, or the SEC, on or prior to the date that is one hundred and eighty (180) days after the Effectiveness Deadline;
•	Suspension of the Company’s common stock from trading for a period of five (5) consecutive trading days;
•	Failure of the Company to deliver all the shares of the common stock or make the appropriate cash payments in a timely manner upon conversion of the Series F Preferred;
•	Any default of indebtedness;
•	Any filing of voluntary or involuntary bankruptcy by the Company;
•	A final judgment in excess of $100,000 rendered against the Company;
•	Breach of representations and warranties in the Stock Purchase Agreement;
•	Failure to comply with the Series F Certificate of Designation or Rule 144 requirements; and
•	A change in control that would result in the holder exercising its put option (discussed in Note 3).

As certain of these triggering events are considered to be outside the control of the Company, the Series F Preferred Stock was considered to be contingently redeemable and as a result, was classified as mezzanine equity in the Company’s balance sheet.

At the date of the financing, because the conversion of the preferred stock was contingent upon certain events, the conversion feature was not beneficial.

In addition, on December 28, 2017, as a result of entering into a Secured Convertible Promissory Note which resulted in the adjustment of the conversion price to $0.10, a beneficial conversion feature of $333,333 has been recorded as a discount to the preferred stock and an increase to additional paid in capital. Because the preferred stock was perpetual, in December 2017, the Company fully amortized the discount related to the beneficial conversion feature on the deemed dividend in the consolidated statement of operations.

For the year ended December 31, 2018, 2,000 shares of Series F Preferred stock with an effective conversion price of $0.10 were converted at a rate of 10,000:1, resulting in the issuance of 20,000,000 shares of common stock.